Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Bank Premises and Equipment [Abstract]
Summary of Premises and Equipment
A summary of premises and equipment at December 31, 2021 and 2020 follows:

(dollars in thousands)
	2021	2020
Land	$2,443	2,414
Buildings	36,327	36,077
Furniture, fixtures and equipment	58,163	56,317
Leasehold improvements	33,918	33,697
Total bank premises and equipment	130,851	128,505
Accumulated depreciation and amortization	(97,824)	(94,093)
Total	$33,027	34,412